Note 23 - Share Capital - Disclosure of Range of Exercise Prices of Outstanding Share Options (Details)	Dec. 31, 2018 CAD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	9,266,098	9,431,737	9,599,270
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 10.76	$ 9.35	$ 9.76
Weighted average remaining contractual life of outstanding share options	3.87
Number of share options exercisable in share-based payment arrangement	5,576,785
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 11.53
Weighted average remaining contractual life of exercisable share options	1.97
Range 1 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	1,444,023
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 4.79
Weighted average remaining contractual life of outstanding share options	2
Number of share options exercisable in share-based payment arrangement	1,444,023
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 4.79
Weighted average remaining contractual life of exercisable share options	2
Range 1 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 2.01
Range 1 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 5
Range 2 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	3,573,421
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 7.75
Weighted average remaining contractual life of outstanding share options	6.18
Number of share options exercisable in share-based payment arrangement	1,312,533
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 6.21
Weighted average remaining contractual life of exercisable share options	1.61
Range 2 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 5.01
Range 2 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 10
Range 3 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	3,894,246
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 10.94
Weighted average remaining contractual life of outstanding share options	2.6
Number of share options exercisable in share-based payment arrangement	2,498,946
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 10.94
Weighted average remaining contractual life of exercisable share options	2.12
Range 3 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 10.01
Range 3 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 15
Range 4 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	125,000
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 16.36
Weighted average remaining contractual life of outstanding share options	2.62
Number of share options exercisable in share-based payment arrangement	93,750
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 16.36
Weighted average remaining contractual life of exercisable share options	2.62
Range 4 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 15.01
Range 4 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 20
Range 5 [member]
Statement Line Items [Line Items]
Number of options outstanding in share-based payment arrangement	229,408
Weighted average exercise price of share options outstanding in share-based payment arrangement	$ 88.94
Weighted average remaining contractual life of outstanding share options	1.99
Number of share options exercisable in share-based payment arrangement	227,533
Weighted average exercise price of share options exercisable in share-based payment arrangement	$ 89.49
Weighted average remaining contractual life of exercisable share options	1.99
Range 5 [member] | Bottom of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 20.01
Range 5 [member] | Top of range [member]
Statement Line Items [Line Items]
Exercise price of outstanding share options	$ 250